Fair Value Measurements	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
9.	Financial Instruments and Fair Value Measurements
The Company utilizes fair value measurement guidance prescribed by accounting standards to value its financial instruments. The guidance establishes a fair value hierarchy based on the inputs used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows:
Level One:
Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets.
Level Two:
Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level Three:
Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The carrying values of financial instruments, including Trade receivables, other receivables and Accounts payable, approximate their fair values due to their short-term maturities. The estimated fair values may not represent actual values of the financial instruments that could be realized as of the balance sheet date or that will be realized in the future.
A summary of the Company’s assets and liabilities that are measured at fair value on a recurring basis for each fair value hierarchy level for the periods presented is as follows:

	December 31, 2021
	Level One	Level Two	Level Three	Total
		(In thousands)
Assets:
Foreign currency contracts - not designated as hedges (1)	$—	$509	$—	$509

Liabilities:
Foreign currency contracts - not designated as hedges (2)	$—	$30	$—	$30

(1)	Included within other current assets in the Consolidated Balance Sheet.
(2)	Included within other accrued liabilities in the Consolidated Balance Sheet.
There were no transfers in or out of Level One, Two or Three during the period from inception (May 19, 2021) to December 31, 2021.
Foreign Currency Contracts
The Company periodically enters into foreign currency derivative contracts including foreign currency swaps and forward contracts to mitigate exchange rate risk. Commodity derivative contracts can be used to manage costs of raw materials used in the Company’s production processes. Foreign currency contracts are measured using broker quotations or observable market transactions in either listed or over-the-counter
markets. The Company primarily uses foreign currency contracts to mitigate the risk associated with customer forward sale agreements denominated in currencies other than the applicable local currency, and to match costs and expected revenues where production facilities have a different currency than the selling currency. As of December 31, 2021, the Company had foreign currency contracts related to purchases and sales with a notional value of $24.2 million.
The Company recognized the following in its Consolidated Financial Statements related to its derivative instruments:

For the period from inception (May 19, 2021) to December 31, 2021
(In thousands)
Contracts Not Designated in a Hedge Relationship:
Foreign Currency Contracts
Changes in unrealized gain	$478
Realized loss	$(2,624)

11. Fair Value Measurements
The carrying values of financial instruments, including Trade receivables and Accounts payable, approximate their fair values due to their short-term maturities. The estimated fair values may not represent actual values of the financial instruments that could be realized as of the balance sheet date or that will be realized in the future.

A summary of the Company’s assets and liabilities that are measured at fair value for each fair value hierarchy level for the periods presented is as follows:

	September 30, 2022
	Level One	Level Two	Level Three	Total
		(In thousands)
Assets:
Cash equivalents	$6,633	$—	$—	$6,633
Foreign currency contracts—not designated as hedges (1)	—	2,432	—	2,432
Cross currency swap agreements	—	9,578	—	9,578
Interest rate swap agreements	—	12,855	—	12,855
Deferred compensation plans	—	2,189	—	2,189

	$6,633	$27,054	$—	$33,687

Liabilities:
Foreign currency contracts—not designated as hedges (2)	$—	$2,153	$—	$2,153
Deferred compensation plans	—	2,189	—	2,189
	$—	$4,342	$—	$4,342

(1)	Included within Other Current Assets in the Consolidated Balance Sheet.
(2)	Included within Accrued Liabilities in the Consolidated Balance Sheet.

	December 31, 2021
	Level One	Level Two	Level Three	Total
		(In thousands)
Assets:
Cash equivalents	$8,133	$—	$—	$8,133
Foreign currency contracts—not designated as hedges (1)	—	2,487	—	2,487

	$8,133	$2,487	$—	$10,620

Liabilities:
Foreign currency contracts—not designated as hedges (2)	$—	$2,309	$—	$2,309

(1)	Included within Other Current Assets in the Consolidated and Combined Condensed Balance Sheet.
(2)	Included within Accrued Liabilities in the Consolidated and Combined Condensed Balance Sheet.
The Company measures the fair value of foreign currency contracts, cross currency swap agreements and interest rate swap agreements using Level Two inputs based on observable spot and forward rates in active markets. Additionally, the fair value of derivatives designated in hedging relationships includes a credit valuation adjustment to appropriately incorporate nonperformance risk for the Company and the respective counterparty. For the three months ended September 30, 2022, the impact of the credit valuation adjustment on the Company’s derivatives is immaterial. Refer to Note 10, “Derivatives” for additional information.
There were no transfers in or out of Level One, Two or Three during the nine months ended September 30, 2022.